OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07677

Profit Funds Investment Trust

(Exact name of registrant as specified in charter)

8401 Colesville Road, Suite 320 Silver Spring, Maryland	20910
(Address of principal executive offices)	(Zip code)

Eugene A. Profit

Profit Investment Management       8401 Colesville Road       Silver Spring, Maryland 20910

(Name and address of agent for service)

Registrant's telephone number, including area code:  (301) 650-0059

Date of fiscal year end:         September 30, 2012

Date of reporting period:       December 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Profit Fund
Schedule of Investments
December 31, 2011 (Unaudited)
Shares	Common Stocks - 99.2%	Value
	Consumer Discretionary - 18.5%
	Hotels, Restaurants & Leisure - 4.4%
2,630	McDonald's Corp.	$263,868
3,300	Yum! Brands, Inc.	194,733
		458,601
	Internet & Catalog Retail - 0.6%
350	Amazon.com, Inc. (a)	60,585

	Media - 0.7%
2,087	Walt Disney Co. (The)	78,262

	Multiline Retail - 3.3%
1,770	Dollar Tree, Inc. (a)	147,105
3,870	Target Corp.	198,221
		345,326
	Specialty Retail - 6.6%
6,490	Home Depot, Inc. (The)	272,840
9,340	Staples, Inc.	129,733
2,290	Tiffany & Co.	151,735
1,880	Tractor Supply Co.	131,882
		686,190
	Textiles, Apparel & Luxury Goods - 2.9%
1,170	Fossil, Inc. (a)	92,851
2,170	NIKE, Inc. - Class B	209,123
		301,974
	Consumer Staples - 8.8%
	Beverages - 4.7%
4,155	Coca-Cola Co. (The)	290,725
2,977	PepsiCo, Inc.	197,524
		488,249
	Food & Staples Retailing - 4.1%
2,210	Costco Wholesale Corp.	184,137
4,102	Wal-Mart Stores, Inc.	245,136
		429,273
	Energy - 7.3%
	Energy Equipment & Services - 1.8%
2,490	Oil States International, Inc. (a)	190,161

	Oil, Gas & Consumable Fuels - 5.5%
5,460	Exxon Mobil Corp.	462,790
2,940	Plains Exploration & Production Co. (a)	107,957
		570,747
	Financials - 5.9%
	Capital Markets - 1.9%
2,009	Franklin Resources, Inc.	192,985

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 99.2% (Continued)	Value
	Financials - 5.9% (Continued)
	Consumer Finance - 2.0%
4,500	American Express Co.	$212,265

	Insurance - 2.0%
2,220	AFLAC, Inc.	96,037
1	Berkshire Hathaway, Inc. - Class A (a)	114,755
		210,792
	Health Care - 13.6%
	Biotechnology - 3.8%
2,169	Amgen, Inc.	139,271
1,100	Biogen Idec, Inc.(a)	121,055
1,953	Celgene Corp. (a)	132,023
		392,349
	Health Care Equipment & Supplies - 2.9%
1,650	Cooper Companies, Inc.	116,358
10,482	Hologic, Inc. (a)	183,540
		299,898
	Health Care Providers & Services - 3.7%
5,810	Aetna, Inc.	245,124
3,240	Express Scripts, Inc. (a)	144,796
		389,920
	Pharmaceuticals - 3.2%
6,360	Mylan, Inc. (a)	136,486
9,340	Pfizer, Inc.	202,117
		338,603
	Industrials - 8.5%
	Aerospace & Defense - 1.0%
1,435	United Technologies Corp.	104,884

	Air Freight & Logistics - 4.4%
2,250	FedEx Corp.	187,898
3,610	United Parcel Service, Inc. - Class B	264,216
		452,114
	Industrial Conglomerates - 1.1%
6,340	General Electric Co.	113,549

	Road & Rail - 2.0%
9,900	CSX Corp.	208,494

	Information Technology - 33.4%
	Communications Equipment - 4.1%
11,103	Cisco Systems, Inc.	200,742
4,162	QUALCOMM, Inc.	227,661
		428,403

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 99.2% (Continued)	Value
	Information Technology - 33.4% (Continued)
	Computers & Peripherals - 9.2%
1,252	Apple, Inc. (a)	$507,060
12,726	EMC Corp. (a)	274,118
5,730	Western Digital Corp. (a)	177,344
		958,522
	Internet Software & Services - 4.0%
5,305	eBay, Inc. (a)	160,901
400	Google, Inc. - Class A (a)	258,360
		419,261
	IT Services - 5.3%
1,240	International Business Machines Corp.	228,011
3,170	Visa, Inc. - Class A	321,850
		549,861
	Semiconductors & Semiconductor Equipment - 2.8%
11,845	Intel Corp.	287,241

	Software - 8.0%
2,715	Citrix Systems, Inc. (a)	164,855
14,790	Microsoft Corp.	383,948
5,750	Oracle Corp.	147,488
9,120	Symantec Corp. (a)	142,728
		839,019
	Materials - 3.2%
	Chemicals - 3.2%
3,410	E. I. du Pont de Nemours and Co.	156,110
4,620	Eastman Chemical Co.	180,457
		336,567

	Total Common Stocks (Cost $8,648,097)	$10,344,095

Shares	Money Market Funds - 0.7%	Value
38,049	Fidelity Institutional Government Portfolio, 0.01% (b)	$38,049
38,049	Wells Fargo Advantage Heritage Fund - Institutional Class, 0.01% (b)	38,049
	Total Money Market Funds (Cost $76,098)	$76,098

	Total Investment Securities at Value - 99.9%
	(Cost $8,724,195)	$10,420,193

	Other Assets in Excess of Liabilities - 0.1%	12,480

	Net Assets - 100.0%	$10,432,673

(a) Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2011.

See accompanying notes to Schedules of Investments.

The Profit Opportunity Fund
Schedule of Investments
December 31, 2011 (Unaudited)
Shares	Common Stocks - 97.4%	Value
	Consumer Discretionary - 15.9%
	Leisure Equipment & Products - 2.3%
1,233	Callaway Golf Co.	$6,818

	Specialty Retail - 4.6%
593	Chico's FAS, Inc.	6,606
180	Vitamin Shoppe, Inc. (a)	7,178
		13,784
	Textiles, Apparel & Luxury Goods - 9.0%
352	G-III Apparel Group Ltd. (a)	8,768
385	Maidenform Brands, Inc. (a)	7,046
175	True Religion Apparel, Inc. (a)	6,052
160	Vera Bradley, Inc. (a)	5,160
		27,026
	Consumer Staples - 3.1%
	Beverages - 3.1%
85	Boston Beer Co., Inc. (The) - Class A (a)	9,228

	Energy - 6.4%
	Energy Equipment & Services - 3.6%
142	Oil States International, Inc. (a)	10,844

	Oil, Gas & Consumable Fuels - 2.8%
323	Stone Energy Corp. (a)	8,521

	Financials - 10.5%
	Capital Markets - 4.0%
97	GAMCO Investors, Inc. - Class A	4,219
1,230	Janus Capital Group, Inc.	7,761
		11,980
	Consumer Finance - 4.7%
115	First Cash Financial Services, Inc.(a)	4,035
136	World Acceptance Corp. (a)	9,996
		14,031
	Insurance - 1.8%
687	Seabright Holdings, Inc.	5,256

	Health Care - 3.9%
	Health Care Equipment & Supplies - 3.6%
317	NuVasive, Inc. (a)	3,991
622	Syneron Medical Ltd. (a)	6,885
		10,876
	Health Care Providers & Services - 0.3%
115	Healthways, Inc. (a)	789

The Profit Opportunity Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 97.4% (Continued)	Value
	Industrials - 26.0%
	Aerospace & Defense - 5.7%
294	BE Aerospace, Inc. (a)	$11,381
215	Ceradyne, Inc. (a)	5,758
		17,139
	Air Freight & Logistics - 3.1%
288	Forward Air Corp.	9,230

	Building Products - 1.8%
493	Insteel Industries, Inc.	5,418

	Commercial Services & Supplies - 2.6%
346	Rollins, Inc.	7,688

	Electrical Equipment - 1.9%
113	Regal-Beloit Corp.	5,760

	Industrial Conglomerates - 2.9%
142	Raven Industries, Inc.	8,790

	Machinery - 2.9%
142	Toro Co. (The)	8,614

	Professional Services - 2.6%
311	Insperity, Inc.	7,884

	Trading Companies & Distributors - 2.5%
142	WESCO International, Inc. (a)	7,527

	Information Technology - 28.0%
	Communications Equipment - 2.7%
283	Comtech Telecommunications Corp.	8,099

	Electronic Equipment, Instruments & Components - 4.4%
294	Plexus Corp. (a)	8,050
142	ScanSource, Inc. (a)	5,112
		13,162
	Internet Software & Services - 4.7%
476	LoopNet, Inc. (a)	8,701
723	RealNetworks, Inc. (a)	5,423
		14,124
	Semiconductors & Semiconductor Equipment - 9.7%
533	Atmel Corp. (a)	4,317
159	Cymer, Inc. (a)	7,912
1,925	MEMC Electronic Materials, Inc. (a)	7,585
750	OmniVision Technologies, Inc. (a)	9,176
		28,990

The Profit Opportunity Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 97.4% (Continued)	Value
	Information Technology - 28.0% (Continued)
	Software - 6.5%
323	Fair Isaac Corp.	$11,576
593	Take-Two Interactive Software, Inc. (a)	8,035
		19,611
	Materials - 3.6%
	Metals & Mining - 3.6%
136	Reliance Steel & Aluminum Co.	6,622
258	Seabridge Gold, Inc. (a)	4,156
		10,778

	Total Common Stocks (Cost $312,573)	$291,967

Shares	Money Market Funds - 0.7%	Value
953	Fidelity Institutional Government Portfolio, 0.01% (b)	$953
952	Fidelity Institutional Money Market Portfolio, 0.19% (b)	952
	Total Money Market Funds (Cost $1,905)	$1,905

	Total Investment Securities at Value - 98.1%
	(Cost $314,478)	$293,872

	Other Assets in Excess of Liabilities - 1.9%	5,801

	Net Assets - 100.0%	$299,673

(a) Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2011.

See accompanying notes to Schedules of Investments.

The Profit Funds Investment Trust
Notes to Schedules of Investments
December 31, 2011 (Unaudited)

1.	Securities valuation

The portfolio securities of The Profit Fund and The Profit Opportunity Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Profit Funds Investment Trust
Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value the Funds’ investments by security type, as of December 31, 2011:

The Profit Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$10,344,095	$-	$-	$10,344,095
Money Market Funds	76,098	-	-	76,098
Total	$10,420,193	$-	$-	$10,420,193

The Profit Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$291,967	$-	$-	$291,967
Money Market Funds	1,905	-	-	1,905
Total	$293,872	$-	$-	$293,872

Refer to each Fund’s Schedule of Investments for a listing of common stocks valued using Level 1 inputs by industry type.  During the quarter ended December 31, 2011, the Funds did not have any significant transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Funds as of or during the quarter ended December 31, 2011. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of December 31, 2011:

	The	The Profit
	Profit	Opportunity
	Fund	Fund

Cost of portfolio investments	$8,724,195	$314,478

Gross unrealized appreciation	$1,985,085	$21,690
Gross unrealized depreciation	(289,087)	(42,296)

Net unrealized appreciation (depreciation)	$1,695,998	$(20,606)

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Profit Funds Investment Trust

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President

Date	February 27, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	February 27, 2012

* Print the name and title of each signing officer under his or her signature.